Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — 97.2%
Australia — 7.0%
Ampol Ltd.	1,380	$29,794
ANZ Group Holdings Ltd.	16,287	267,134
APA Group	6,428	34,196
Aristocrat Leisure Ltd.	3,234	84,493
ASX Ltd.	1,057	38,663
Aurizon Holdings Ltd.	8,950	20,011
BHP Group Ltd.	27,287	766,515
BlueScope Steel Ltd.	2,498	30,934
Brambles Ltd.	7,263	66,722
Cochlear Ltd.	359	58,798
Coles Group Ltd.	7,016	70,026
Commonwealth Bank of Australia	8,966	572,713
Computershare Ltd.	3,143	52,377
CSL Ltd.	2,605	419,673
Dexus	5,310	24,753
EBOS Group Ltd.	933	19,113
Endeavour Group Ltd.	8,189	27,648
Fortescue Metals Group Ltd.	8,918	118,547
Goodman Group	8,916	122,201
IDP Education Ltd.	1,223	16,737
IGO Ltd.	3,649	29,283
Insurance Australia Group Ltd.	12,718	46,135
Lendlease Corp. Ltd.	4,030	18,482
Macquarie Group Ltd.	1,943	208,072
Medibank Pvt. Ltd.	14,114	31,151
Mineral Resources Ltd.	930	39,936
Mirvac Group	21,784	29,609
National Australia Bank Ltd.	16,988	315,371
Newcrest Mining Ltd.	4,938	77,806
Northern Star Resources Ltd.	6,358	42,219
Orica Ltd.	2,212	22,055
Origin Energy Ltd.	8,947	50,380
Pilbara Minerals Ltd.	13,602	37,109
Qantas Airways Ltd.*	4,237	14,027
QBE Insurance Group Ltd.	7,795	78,084
Ramsay Health Care Ltd.	1,007	33,422
REA Group Ltd.	262	25,876
Reece Ltd.	1,201	14,296
Rio Tinto Ltd.	1,958	141,226
Santos Ltd.	17,329	87,356
Scentre Group	29,458	46,289
SEEK Ltd.	1,770	25,005
Sonic Healthcare Ltd.	2,493	47,604
South32 Ltd.	18,110	39,103
South32 Ltd.	5,653	12,371
Stockland	13,685	34,250
Suncorp Group Ltd.	6,492	57,841
Telstra Group Ltd.	21,066	52,047
The GPT Group	9,446	23,523
The Lottery Corp. Ltd.	12,000	36,264
Transurban Group	16,251	132,050
Treasury Wine Estates Ltd.	3,577	28,246
Vicinity Ltd.	18,933	20,519
Washington H. Soul Pattinson & Co., Ltd.	1,266	26,410
	Number of Shares	Value†

Australia — (continued)
Wesfarmers Ltd.	6,000	$203,064
Westpac Banking Corp.	19,020	257,104
WiseTech Global Ltd.	856	35,533
Woodside Energy Group Ltd.	10,296	239,393
Woolworths Group Ltd.	6,435	154,062
		5,653,621
Austria — 0.2%
Erste Group Bank AG	1,797	62,063
OMV AG	740	35,346
Verbund AG	390	31,727
voestalpine AG	691	18,812
		147,948
Belgium — 0.8%
Ageas N.V.	872	35,915
Anheuser-Busch InBev N.V.	4,708	260,993
D'ieteren Group	111	18,714
Elia Group S.A.	148	14,483
Groupe Bruxelles Lambert N.V.	540	40,182
KBC Group N.V.	1,371	85,354
Lotus Bakeries N.V.	2	16,260
Sofina S.A.	94	18,999
Solvay S.A.	376	41,552
UCB S.A.	649	53,159
Umicore S.A.	1,037	24,553
Warehouses De Pauw CVA	903	22,316
		632,480
Bermuda — 0.1%
Aegon Ltd.	9,039	43,565
Chile — 0.0%
Antofagasta PLC	2,107	36,577
Denmark — 3.2%
A.P. Moller - Maersk A/S, Class A	15	26,545
A.P. Moller - Maersk A/S, Class B	26	46,771
Carlsberg A/S, Class B	509	64,177
Chr Hansen Holding A/S	572	34,991
Coloplast A/S, Class B	756	79,998
Danske Bank A/S	3,619	83,983
Demant A/S*	596	24,610
DSV A/S	984	183,359
Genmab A/S*	348	123,210
Novo Nordisk A/S, Class B	17,550	1,597,950
Novozymes A/S, Class B	1,061	42,689
Orsted A/S	991	53,914
Pandora A/S	488	50,357
ROCKWOOL A/S, Class B	55	13,293
Tryg A/S	1,852	33,890
Vestas Wind Systems A/S*	5,322	113,858
		2,573,595
Finland — 1.1%
Elisa OYJ	733	33,991
Fortum OYJ	2,232	25,884

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Finland — (continued)
Kesko OYJ, Class B	1,564	$28,021
Kone OYJ, Class B	1,763	74,293
Metso OYJ	3,773	39,567
Neste OYJ	2,329	78,880
Nokia OYJ	29,379	110,467
Nordea Bank Abp	17,155	188,083
Orion OYJ, Class B	570	22,393
Sampo OYJ, Class A*	2,539	109,765
Stora Enso OYJ, Class R	2,992	37,500
UPM-Kymmene OYJ	2,772	94,916
Wartsila OYJ Abp	2,745	31,112
		874,872
France — 11.6%
Accor S.A.	1,048	35,249
Aeroports de Paris S.A.	143	16,864
Air Liquide S.A.	2,826	475,988
Airbus S.E.	3,201	428,449
Alstom S.A.	1,697	40,337
Amundi S.A.	290	16,288
Arkema S.A.	347	34,159
AXA S.A.	9,934	294,731
BioMerieux	219	21,186
BNP Paribas S.A.	5,582	354,939
Bollore S.E.	4,361	23,406
Bouygues S.A.	1,091	38,146
Bureau Veritas S.A.	1,519	37,665
Capgemini S.E.	871	151,984
Carrefour S.A.	3,099	53,226
Cie de Saint-Gobain S.A.	2,461	147,292
Cie Generale des Etablissements Michelin SCA	3,571	109,297
Covivio SA	315	13,972
Credit Agricole S.A.	6,344	77,998
Danone S.A.	3,501	193,107
Dassault Aviation S.A.	122	22,979
Dassault Systemes S.E.	3,522	130,816
Edenred SE	1,309	81,886
Eiffage S.A.	393	37,303
Engie S.A.	9,643	147,887
EssilorLuxottica S.A.	1,596	277,617
Eurazeo S.E.	255	15,174
Gecina S.A.	271	27,631
Getlink S.E.	1,879	29,955
Hermes International SCA	171	311,704
Ipsen S.A.	217	28,432
Kering S.A.	394	179,019
Klepierre S.A.	1,098	26,885
La Francaise des Jeux SAEM	613	19,910
Legrand S.A.	1,407	129,284
L'Oreal S.A.	1,301	539,150
LVMH Moet Hennessy Louis Vuitton S.E.	1,486	1,121,678
Orange S.A.	9,801	112,420
Pernod Ricard S.A.	1,092	181,807
	Number of Shares	Value†

France — (continued)
Publicis Groupe S.A.	1,254	$94,919
Remy Cointreau S.A.	109	13,289
Renault S.A.	1,036	42,389
Safran S.A.	1,851	290,069
Sanofi	6,124	657,566
Sartorius Stedim Biotech	155	36,875
Schneider Electric S.E.	2,937	483,995
SEB S.A.	152	14,180
Societe Generale S.A.	3,827	92,604
Sodexo S.A.	482	49,621
STMicroelectronics N.V.	3,611	155,717
Teleperformance SE	336	42,187
Thales S.A.	576	80,953
TotalEnergies S.E.	12,111	796,291
Unibail-Rodamco-Westfield*	1,213	2,833
Unibail-Rodamco-Westfield*	544	26,751
Valeo SE	999	17,143
Veolia Environnement S.A.	3,572	103,253
Vinci S.A.	2,875	318,064
Vivendi S.E.	3,686	32,282
Wendel S.E.	159	12,568
Worldline S.A.*	1,310	36,773
		9,386,142
Germany — 7.6%
adidas AG	856	150,150
Allianz S.E.	2,176	517,836
BASF S.E.	4,732	214,194
Bayer AG	5,322	255,586
Bayerische Motoren Werke AG	1,601	162,609
Bechtle AG	394	18,349
Beiersdorf AG	527	67,977
Brenntag S.E.	795	61,514
Carl Zeiss Meditec AG	220	19,178
Commerzbank AG	5,556	63,057
Continental AG	590	41,455
Covestro AG*	1,005	54,044
Daimler Truck Holding AG	2,630	91,062
Delivery Hero S.E.*	873	24,927
Deutsche Bank AG	10,203	112,134
Deutsche Boerse AG	1,004	173,387
Deutsche Lufthansa AG*	2,966	23,471
Deutsche Post AG	5,330	216,267
Deutsche Telekom AG	17,517	367,451
E.ON S.E.	11,848	140,114
Evonik Industries AG	1,156	21,086
Fresenius Medical Care AG & Co., KGaA	1,105	47,506
Fresenius S.E. & Co., KGaA	2,333	72,463
GEA Group AG	840	30,958
Hannover Rueck S.E.	315	69,117
Heidelberg Materials AG	790	61,186
HelloFresh S.E.*	800	23,772
Henkel AG & Co., KGaA	536	33,796
Infineon Technologies AG	6,915	229,030
Knorr-Bremse AG	365	23,140

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
LEG Immobilien S.E.*	364	$25,031
Mercedes-Benz Group AG	4,269	297,109
Merck KGaA	681	113,528
MTU Aero Engines AG	275	49,805
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	742	288,974
Nemetschek S.E.	277	16,858
Puma S.E.	567	35,059
Rational AG	30	18,981
Rheinmetall AG	238	61,226
RWE AG	3,336	123,832
SAP S.E.	5,626	728,241
Scout24 S.E.	387	26,834
Siemens AG	4,098	585,640
Siemens Energy AG*	2,682	34,954
Siemens Healthineers AG	1,477	74,709
Symrise AG	694	66,068
Talanx AG	362	22,911
Telefonica Deutschland Holding AG	5,808	10,388
Volkswagen AG	143	18,780
Vonovia S.E.	4,036	96,696
Wacker Chemie AG	104	14,851
Zalando S.E.*	1,152	25,595
		6,122,886
Hong Kong — 2.4%
AIA Group Ltd.	61,800	499,786
BOC Hong Kong Holdings Ltd.	19,500	53,233
Budweiser Brewing Co., APAC, Ltd.	10,400	20,438
CK Asset Holdings Ltd.	11,034	57,957
CK Hutchison Holdings Ltd.	14,128	75,007
CK Infrastructure Holdings Ltd.	3,500	16,514
CLP Holdings Ltd.	8,500	62,763
ESR Group Ltd.	11,600	16,216
Futu Holdings Ltd., ADR*	300	17,343
Galaxy Entertainment Group Ltd.	12,000	71,803
Hang Lung Properties Ltd.	8,000	10,945
Hang Seng Bank Ltd.	4,200	52,111
Henderson Land Development Co., Ltd.	7,891	20,721
HKT Trust & HKT Ltd.	20,240	21,106
Hong Kong & China Gas Co., Ltd.	57,112	39,738
Hong Kong Exchanges & Clearing Ltd.	6,384	236,928
Hongkong Land Holdings Ltd.	5,900	21,041
Jardine Matheson Holdings Ltd.	900	41,707
Link REIT	13,262	64,845
MTR Corp. Ltd.	7,896	31,193
New World Development Co., Ltd.	8,458	16,399
Power Assets Holdings Ltd.	7,000	33,807
Prudential PLC	14,555	156,457
Sino Land Co., Ltd.	17,633	19,831
SITC International Holdings Co., Ltd.	8,000	13,423
Sun Hung Kai Properties Ltd.	7,661	81,743
Swire Pacific Ltd., Class A	2,000	13,471
Swire Properties Ltd.	7,136	14,841
Techtronic Industries Co., Ltd.	7,500	72,402
	Number of Shares	Value†

Hong Kong — (continued)
WH Group Ltd.	43,872	$22,963
Wharf Real Estate Investment Co., Ltd.	9,000	34,685
Xinyi Glass Holdings Ltd.	7,208	9,288
		1,920,705
Ireland — 1.2%
AerCap Holdings N.V.*	900	56,403
AIB Group PLC	8,306	37,229
Bank of Ireland Group PLC	5,881	57,490
CRH PLC	3,919	214,487
DCC PLC	489	27,379
Experian PLC	4,856	158,828
Flutter Entertainment PLC*	932	152,038
James Hardie Industries PLC*	2,312	60,466
Kerry Group PLC, Class A	835	69,768
Kingspan Group PLC	842	62,883
Smurfit Kappa Group PLC	1,428	47,438
		944,409
Israel — 0.7%
Azrieli Group Ltd.	257	13,192
Bank Hapoalim BM	6,615	58,937
Bank Leumi Le-Israel BM	8,059	66,776
Check Point Software Technologies Ltd.*	512	68,239
CyberArk Software Ltd.*	200	32,754
Elbit Systems Ltd.	135	26,758
Global-e Online Ltd.*	500	19,870
ICL Group Ltd.	4,391	24,230
Israel Discount Bank Ltd., Class A	7,042	38,169
Mizrahi Tefahot Bank Ltd.	844	30,650
Monday.com Ltd.*	100	15,922
Nice Ltd.*	332	56,626
Teva Pharmaceutical Industries Ltd.*	5,764	58,783
Wix.com Ltd.*	311	28,550
		539,456
Italy — 2.1%
Amplifon SpA	601	17,790
Assicurazioni Generali SpA	5,334	108,880
Davide Campari-Milano N.V.	2,775	32,668
DiaSorin SpA	153	13,933
Enel SpA	44,044	270,111
Eni SpA	12,841	206,275
Ferrari N.V.	667	196,622
FinecoBank Banca Fineco SpA	3,098	37,409
Infrastrutture Wireless Italiane SpA	1,623	19,285
Intesa Sanpaolo SpA	85,434	218,815
Mediobanca Banca di Credito Finanziario SpA	2,923	38,537
Moncler SpA	1,078	62,476
Nexi SpA*	3,202	19,510
Poste Italiane SpA	2,669	28,028
Prysmian SpA	1,469	58,963
Recordati Industria Chimica e Farmaceutica SpA	515	24,270

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Italy — (continued)
Snam SpA	11,062	$51,906
Telecom Italia SpA*	60,149	18,758
Terna - Rete Elettrica Nazionale	7,216	54,275
UniCredit SpA	9,761	232,569
		1,711,080
Japan — 22.4%
Advantest Corp.	4,000	111,574
Aeon Co., Ltd.	3,400	67,348
AGC, Inc.	1,100	38,552
Aisin Corp.	900	34,007
Ajinomoto Co., Inc.	2,500	96,397
ANA Holdings, Inc.*	800	16,750
Asahi Group Holdings Ltd.	2,600	97,122
Asahi Intecc Co., Ltd.	1,300	23,307
Asahi Kasei Corp.	6,900	43,432
Astellas Pharma, Inc.	9,600	132,880
Azbil Corp.	700	21,385
Bandai Namco Holdings, Inc.	3,300	67,124
BayCurrent Consulting, Inc.	800	26,658
Bridgestone Corp.	3,000	116,904
Brother Industries Ltd.	1,100	17,719
Canon, Inc.	5,300	127,670
Capcom Co., Ltd.	1,000	35,992
Central Japan Railway Co.	4,000	97,272
Chubu Electric Power Co., Inc.	3,400	43,282
Chugai Pharmaceutical Co., Ltd.	3,700	114,086
Concordia Financial Group Ltd.	5,200	23,689
CyberAgent, Inc.	2,400	12,919
Dai Nippon Printing Co., Ltd.	1,200	31,222
Daifuku Co., Ltd.	1,500	28,315
Dai-ichi Life Holdings, Inc.	4,900	101,157
Daiichi Sankyo Co., Ltd.	10,000	273,773
Daikin Industries Ltd.	1,400	219,480
Daito Trust Construction Co., Ltd.	400	42,133
Daiwa House Industry Co., Ltd.	3,100	83,202
Daiwa House REIT Investment Corp.	13	22,936
Daiwa Securities Group, Inc.	6,900	39,789
Denso Corp.	9,200	147,622
Dentsu Group, Inc.	1,100	32,353
Disco Corp.	500	92,378
East Japan Railway Co.	1,600	91,563
Eisai Co., Ltd.	1,300	72,051
ENEOS Holdings, Inc.	14,990	59,003
FANUC Corp.	5,100	132,638
Fast Retailing Co., Ltd.	1,000	217,815
Fuji Electric Co., Ltd.	700	31,525
FUJIFILM Holdings Corp.	2,000	115,701
Fujitsu Ltd.	1,000	117,611
GLP J-Reit	26	23,239
GMO Payment Gateway, Inc.	200	10,913
Hakuhodo DY Holdings, Inc.	1,500	12,321
Hamamatsu Photonics K.K.	800	33,643
Hankyu Hanshin Holdings, Inc.	1,200	40,945
Hikari Tsushin, Inc.	100	15,230
	Number of Shares	Value†

Japan — (continued)
Hirose Electric Co., Ltd.	220	$25,448
Hitachi Construction Machinery Co., Ltd.	500	15,173
Hitachi Ltd.	5,000	309,888
Honda Motor Co., Ltd.	24,600	276,742
Hoshizaki Corp.	600	20,829
Hoya Corp.	1,900	194,593
Hulic Co., Ltd.	2,300	20,624
Ibiden Co., Ltd.	600	31,824
Idemitsu Kosan Co., Ltd.	1,056	24,209
Iida Group Holdings Co., Ltd.	900	14,935
Inpex Corp.	5,300	79,491
Isuzu Motors Ltd.	3,000	37,715
ITOCHU Corp.	6,300	227,518
Japan Airlines Co., Ltd.	800	15,543
Japan Exchange Group, Inc.	2,600	48,168
Japan Metropolitan Fund Invest	34	22,051
Japan Post Bank Co., Ltd.	7,700	67,004
Japan Post Holdings Co., Ltd.	12,000	96,002
Japan Post Insurance Co., Ltd.	1,100	18,500
Japan Real Estate Investment Corp.	7	27,277
Japan Tobacco, Inc.	6,300	144,951
JFE Holdings, Inc.	2,600	38,075
JSR Corp.*	900	24,145
Kajima Corp.	2,200	35,812
Kao Corp.	2,600	96,369
Kawasaki Kisen Kaisha Ltd.	800	27,301
KDDI Corp.	8,100	247,945
Keio Corp.	600	20,627
Keisei Electric Railway Co., Ltd.	700	24,247
Keyence Corp.	1,032	381,660
Kikkoman Corp.	700	36,689
Kintetsu Group Holdings Co., Ltd.	1,000	28,353
Kirin Holdings Co., Ltd.	4,000	56,002
Kobayashi Pharmaceutical Co., Ltd.	300	13,380
Kobe Bussan Co., Ltd.	800	18,729
Koei Tecmo Holdings Co., Ltd.	780	11,082
Koito Manufacturing Co., Ltd.	1,200	18,096
Komatsu Ltd.	4,900	132,159
Konami Group Corp.	500	26,362
Kose Corp.	200	14,496
Kubota Corp.	5,500	80,909
Kurita Water Industries Ltd.	600	20,879
Kyocera Corp.	1,700	86,186
Kyowa Kirin Co., Ltd.	1,300	22,603
Lasertec Corp.	400	62,205
Lixil Corp.	1,500	17,433
LY Corp.	13,800	38,283
M3, Inc.	2,400	43,533
Makita Corp.	1,200	29,591
Marubeni Corp.	8,100	126,265
MatsukiyoCocokara & Co.	1,800	32,243
Mazda Motor Corp.	2,800	31,793
McDonald's Holdings Co., Japan Ltd.	500	19,105
MEIJI Holdings Co., Ltd.	1,200	29,825

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
MINEBEA MITSUMI, Inc.	1,900	$30,957
MISUMI Group, Inc.	1,400	21,801
Mitsubishi Chemical Group Corp.	6,600	41,580
Mitsubishi Corp.	6,200	295,432
Mitsubishi Electric Corp.	10,200	126,016
Mitsubishi Estate Co., Ltd.	6,200	80,885
Mitsubishi HC Capital, Inc.	3,900	25,986
Mitsubishi Heavy Industries Ltd.	1,700	94,821
Mitsubishi UFJ Financial Group, Inc.	61,600	522,008
Mitsui & Co., Ltd.	7,000	253,890
Mitsui Chemicals, Inc.	900	23,317
Mitsui Fudosan Co., Ltd.	4,700	103,513
Mitsui OSK Lines Ltd.	1,900	52,210
Mizuho Financial Group, Inc.	12,808	217,454
MonotaRO Co., Ltd.	1,500	15,992
MS&AD Insurance Group Holdings, Inc.	2,290	83,801
Murata Manufacturing Co., Ltd.	9,300	169,652
NEC Corp.	1,300	71,789
Nexon Co., Ltd.	2,200	39,311
NGK Insulators Ltd.	1,100	14,579
NIDEC Corp.	2,300	106,199
Nintendo Co., Ltd.	5,500	228,541
Nippon Building Fund, Inc.	8	32,396
NIPPON EXPRESS HOLDINGS, INC.	400	20,872
Nippon Paint Holdings Co., Ltd.	5,000	33,581
Nippon Prologis REIT, Inc.	13	24,271
Nippon Sanso Holdings Corp.	1,000	23,676
Nippon Steel Corp.	4,717	110,511
Nippon Telegraph & Telephone Corp.	157,900	186,896
Nippon Yusen K.K.	2,500	64,912
Nissan Chemical Corp.	700	29,757
Nissan Motor Co., Ltd.	12,500	55,166
Nissin Foods Holdings Co., Ltd.	300	24,928
Nitori Holdings Co., Ltd.	500	55,748
Nitto Denko Corp.	800	52,460
Nomura Holdings, Inc.	16,000	64,071
Nomura Real Estate Holdings, Inc.	500	12,553
Nomura Real Estate Master Fund, Inc.	21	23,520
Nomura Research Institute Ltd.	2,130	55,362
NTT Data Group Corp.	3,400	45,497
Obayashi Corp.	3,200	28,160
Obic Co., Ltd.	364	55,153
Odakyu Electric Railway Co., Ltd.	1,800	26,895
Oji Holdings Corp.	4,700	19,774
Olympus Corp.	6,600	85,691
Omron Corp.	1,000	44,501
Ono Pharmaceutical Co., Ltd.	2,000	38,357
Open House Group Co., Ltd.	400	13,563
Oracle Corp. Japan	200	14,815
Oriental Land Co., Ltd.	5,800	190,284
ORIX Corp.	6,200	115,769
Osaka Gas Co., Ltd.	2,000	32,910
Otsuka Corp.	600	25,385
Otsuka Holdings Co., Ltd.	2,100	74,561
Pan Pacific International Holdings Corp.	2,000	41,974
	Number of Shares	Value†

Japan — (continued)
Panasonic Corp.	11,600	$130,938
Persol Holdings Co., Ltd.	10,000	16,242
Rakuten Group, Inc.	8,500	34,925
Recruit Holdings Co., Ltd.	7,800	238,641
Renesas Electronics Corp.*	6,700	102,342
Resona Holdings, Inc.	11,100	61,374
Ricoh Co., Ltd.	2,800	24,158
Rohm Co., Ltd.	2,000	37,598
SBI Holdings, Inc.	1,210	25,465
SCSK Corp.	700	12,204
Secom Co., Ltd.	1,100	74,625
Seiko Epson Corp.	1,700	26,698
Sekisui Chemical Co., Ltd.	1,900	27,335
Sekisui House Ltd.	3,400	67,665
Seven & i Holdings Co., Ltd.	4,000	156,601
SG Holdings Co., Ltd.	1,700	21,763
Sharp Corp.*	1,200	7,471
Shimadzu Corp.	1,200	31,830
Shimano, Inc.	400	53,538
Shimizu Corp.	2,600	18,060
Shin-Etsu Chemical Co., Ltd.	9,700	281,743
Shionogi & Co., Ltd.	1,400	62,446
Shiseido Co., Ltd.	2,100	73,593
Shizuoka Financial Group, Inc.	2,800	22,819
SMC Corp.	302	135,375
SoftBank Corp.	15,200	172,038
SoftBank Group Corp.	5,600	235,903
Sompo Holdings, Inc.	1,625	69,642
Sony Group Corp.	6,800	556,074
Square Enix Holdings Co., Ltd.	500	17,133
Subaru Corp.	3,400	66,111
SUMCO Corp.	1,700	22,122
Sumitomo Chemical Co., Ltd.	7,900	21,487
Sumitomo Corp.	5,900	117,752
Sumitomo Electric Industries Ltd.	3,800	45,778
Sumitomo Metal Mining Co., Ltd.	1,300	38,176
Sumitomo Mitsui Financial Group, Inc.	6,900	338,970
Sumitomo Mitsui Trust Holdings, Inc.	1,843	69,383
Sumitomo Realty & Development Co., Ltd.	1,500	38,942
Suntory Beverage & Food Ltd.	800	24,346
Suzuki Motor Corp.	2,000	80,442
Sysmex Corp.	900	42,765
T&D Holdings, Inc.	2,700	44,401
Taisei Corp.	900	31,676
Takeda Pharmaceutical Co., Ltd.	8,395	260,216
TDK Corp.	2,100	77,638
Terumo Corp.	3,600	95,295
The Chiba Bank Ltd.	2,500	18,163
The Kansai Electric Power Co., Inc.	3,700	51,225
TIS, Inc.	1,100	24,188
Tobu Railway Co., Ltd.	1,100	28,272
Toho Co., Ltd.	600	20,469
Tokio Marine Holdings, Inc.	9,800	226,906

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Tokyo Electric Power Co. Holdings, Inc.*	7,800	$34,793
Tokyo Electron Ltd.	2,500	341,481
Tokyo Gas Co., Ltd.	2,200	49,880
Tokyu Corp.	2,700	31,130
TOPPAN Holdings, Inc.	1,200	28,706
Toray Industries, Inc.	7,500	39,023
Toshiba Corp.*	500	15,396
Tosoh Corp.	1,600	20,514
TOTO Ltd.	800	20,644
Toyota Industries Corp.	800	62,972
Toyota Motor Corp.	57,040	1,023,316
Toyota Tsusho Corp.	1,100	64,698
Trend Micro, Inc.	700	26,497
Unicharm Corp.	2,200	77,787
USS Co., Ltd.	1,000	16,531
Welcia Holdings Co., Ltd.	600	10,361
West Japan Railway Co.	1,200	49,657
Yakult Honsha Co., Ltd.	1,400	34,002
Yamaha Corp.	800	21,849
Yamaha Motor Co., Ltd.	1,600	42,059
Yamato Holdings Co., Ltd.	1,600	26,042
Yaskawa Electric Corp.	1,200	43,213
Yokogawa Electric Corp.	1,100	21,231
Zensho Holdings Co., Ltd.	500	21,712
ZOZO, Inc.	600	10,987
		18,124,640
Jordan — 0.0%
Hikma Pharmaceuticals PLC	864	21,940
Luxembourg — 0.2%
ArcelorMittal S.A.	2,636	65,995
Eurofins Scientific S.E.	738	41,592
Tenaris S.A.	2,440	38,542
		146,129
Macao — 0.0%
Sands China Ltd.*	13,200	40,141
Netherlands — 4.4%
ABN AMRO Bank N.V.	2,159	30,512
Adyen N.V.*	114	84,523
Akzo Nobel N.V.	930	67,052
Argenx S.E.*	294	143,715
ASM International N.V.	247	103,145
ASML Holding N.V.	2,169	1,277,000
ASR Nederland N.V.	850	31,805
BE Semiconductor Industries N.V.	410	40,101
Euronext N.V.	460	31,997
EXOR N.V.	590	52,185
Heineken Holding N.V.	690	51,999
Heineken N.V.	1,532	135,063
IMCD N.V.	310	39,195
ING Groep N.V.	19,614	258,514
JDE Peet's N.V.	767	21,424
	Number of Shares	Value†

Netherlands — (continued)
Koninklijke Ahold Delhaize N.V.	5,156	$155,400
Koninklijke KPN N.V.	16,843	55,492
Koninklijke Philips N.V.*	4,900	97,766
NN Group N.V.	1,342	43,022
OCI NV	619	17,213
Prosus N.V.*	8,132	239,618
QIAGEN N.V.*	1,255	50,639
Randstad N.V.	579	31,987
Stellantis N.V.	4,149	79,498
Stellantis N.V.	7,754	148,477
Universal Music Group N.V.	4,312	112,527
Wolters Kluwer N.V.	1,360	164,663
		3,564,532
New Zealand — 0.2%
Auckland International Airport Ltd.	6,706	31,792
Fisher & Paykel Healthcare Corp. Ltd.	3,178	40,974
Mercury NZ Ltd.	4,492	16,413
Meridian Energy Ltd.	6,255	19,237
Spark New Zealand Ltd.	10,047	28,924
Xero Ltd.*	777	55,880
		193,220
Norway — 0.7%
Adevinta ASA*	1,674	16,492
Aker BP ASA	1,791	49,453
DNB Bank ASA	4,840	97,244
Equinor ASA	5,030	164,843
Gjensidige Forsikring ASA	1,242	18,225
Kongsberg Gruppen ASA	500	20,607
Mowi ASA	2,508	44,330
Norsk Hydro ASA	7,369	46,114
Orkla ASA	3,735	27,896
Salmar ASA	343	17,372
Telenor ASA	3,766	42,709
Yara International ASA	895	33,795
		579,080
Portugal — 0.2%
EDP - Energias de Portugal S.A.	17,400	72,348
Galp Energia SGPS S.A.	2,701	40,008
Jeronimo Martins SGPS S.A.	1,517	34,069
		146,425
Singapore — 1.4%
CapitaLand Ascendas REIT	21,190	42,500
CapitaLand Integrated Commercial Trust	29,400	39,676
CapitaLand Investment Ltd.	14,107	31,876
CDL Hospitality Trusts	477	362
City Developments Ltd.	2,500	12,065
DBS Group Holdings Ltd.	9,848	241,863
Genting Singapore Ltd.	36,200	22,348
Grab Holdings Ltd., Class A*	10,700	37,878
Jardine Cycle & Carriage Ltd.	600	13,989
Keppel Corp. Ltd.	7,500	37,244
Mapletree Logistics Trust	20,077	24,613

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Singapore — (continued)
Mapletree Pan Asia Commercial Trust	12,700	$13,254
Oversea-Chinese Banking Corp. Ltd.	17,891	167,318
Sea Ltd., ADR*	2,000	87,900
Seatrium Ltd.*	262,539	25,671
Sembcorp Industries Ltd.	4,800	17,841
Singapore Airlines Ltd.	8,500	40,096
Singapore Exchange Ltd.	4,300	30,590
Singapore Technologies Engineering Ltd.	7,600	21,689
Singapore Telecommunications Ltd.	43,200	76,468
United Overseas Bank Ltd.	6,637	138,236
UOL Group Ltd.	2,407	11,259
Wilmar International Ltd.	10,300	28,029
		1,162,765
Spain — 2.6%
Acciona S.A.	148	18,849
ACS Actividades de Construccion y Servicios S.A.	1,136	40,839
Aena SME S.A.	411	61,846
Amadeus IT Group S.A.	2,379	143,698
Banco Bilbao Vizcaya Argentaria S.A.	31,933	258,431
Banco Santander S.A.	87,249	332,250
CaixaBank S.A.	21,428	85,369
Cellnex Telecom S.A.	2,975	103,476
Corp. ACCIONA Energias Renovables S.A.	397	10,226
EDP Renovaveis S.A.	1,789	29,299
Enagas S.A.	1,204	19,938
Endesa S.A.	1,591	32,379
Ferrovial S.E.	2,641	80,701
Grifols S.A.*	1,529	19,803
Iberdrola S.A.	32,902	367,991
Industria de Diseno Textil S.A.	5,772	214,788
Naturgy Energy Group S.A.	633	17,221
Redeia Corp. S.A.	2,108	33,162
Repsol S.A.	6,984	114,880
Telefonica S.A.	28,674	117,143
		2,102,289
Sweden — 2.8%
Alfa Laval AB	1,578	54,059
Assa Abloy AB, Class B	5,279	114,705
Atlas Copco AB, Class A	14,200	190,716
Atlas Copco AB, Class B	8,112	94,870
Beijer Ref AB	1,927	20,275
Boliden AB	1,554	44,595
Epiroc AB, Class A	3,574	67,861
Epiroc AB, Class B	2,199	35,178
EQT AB	2,023	39,859
Essity AB, Class B	3,191	68,821
Evolution AB	1,014	102,322
Fastighets AB Balder, Class B*	3,781	16,950
Getinge AB, Class B	1,344	23,617
H & M Hennes & Mauritz AB, Class B	3,540	50,198
Hexagon AB, Class B	11,349	96,588
	Number of Shares	Value†

Sweden — (continued)
Holmen AB, Class B	551	$21,418
Husqvarna AB, Class B	2,510	19,154
Industrivarden AB, Class A	694	18,300
Industrivarden AB, Class C	848	22,346
Indutrade AB	1,349	24,915
Investment AB Latour, Class B	921	16,187
Investor AB, Class B	9,147	175,115
L E Lundbergforetagen AB, Class B	471	19,639
Lifco AB, Class B	1,359	23,773
Nibe Industrier AB, Class B	7,900	51,648
Saab AB, Class B	458	23,310
Sagax AB, Class B	919	17,457
Sandvik AB	5,885	108,286
Securitas AB, Class B	2,542	20,100
Skandinaviska Enskilda Banken AB, Class A	8,409	100,251
Skanska AB, Class B	1,869	30,690
SKF AB, Class B	1,796	29,816
Svenska Cellulosa AB SCA, Class B	3,289	45,033
Svenska Handelsbanken AB, Class A	7,620	67,802
Swedbank AB, Class A	4,396	80,805
Swedish Orphan Biovitrum AB*	1,123	22,931
Tele2 AB, Class B	2,749	21,023
Telefonaktiebolaget LM Ericsson, Class B	15,286	74,470
Telia Co., AB	12,823	26,450
Volvo AB, Class A	971	20,164
Volvo AB, Class B	7,972	164,204
Volvo Car AB, Class B*	3,803	15,383
		2,281,284
Switzerland — 10.3%
ABB Ltd.	8,658	309,032
Adecco Group AG	908	37,294
Alcon, Inc.	2,644	204,031
Bachem Holding AG	200	14,752
Baloise Holding AG	248	35,905
Banque Cantonale Vaudoise	182	19,045
Barry Callebaut AG	18	28,624
BKW AG	127	22,357
Chocoladefabriken Lindt & Spruengli AG	1	109,496
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	3	33,338
Cie Financiere Richemont S.A., Class A	2,821	343,551
Clariant AG*	1,199	18,904
Coca-Cola HBC AG*	1,222	33,414
DSM-Firmenich AG	1,028	86,869
Dufry AG*	564	21,413
EMS-Chemie Holding AG	37	25,073
Geberit AG	179	89,263
Givaudan S.A.	49	159,536
Glencore PLC	56,576	322,173
Helvetia Holding AG	212	29,614
Holcim AG*	2,773	177,497

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Switzerland — (continued)
Julius Baer Group Ltd.	1,120	$71,689
Kuehne + Nagel International AG	282	80,125
Logitech International S.A.	886	60,955
Lonza Group AG	394	182,244
Nestle S.A.	14,359	1,625,382
Novartis AG	11,031	1,126,581
Partners Group Holding AG	120	134,711
Roche Holding AG	3,781	1,032,217
Roche Holding AG	164	48,181
Schindler Holding AG	125	24,051
Schindler Holding AG, Participation Certificates	207	41,234
SGS S.A.	785	65,882
SIG Group AG*	1,646	40,550
Sika AG	795	201,422
Sonova Holding AG	284	67,216
Straumann Holding AG	611	77,767
Swiss Life Holding AG	169	105,148
Swiss Prime Site AG	413	37,810
Swiss Re AG	1,593	163,602
Swisscom AG	136	80,755
Temenos AG	314	21,961
The Swatch Group AG	158	40,467
The Swatch Group AG	298	14,554
UBS Group AG	17,756	437,369
VAT Group AG	147	52,456
Zurich Insurance Group AG	813	371,993
		8,327,503
United Arab Emirates — 0.0%
NMC Health PLC*	538	0
United Kingdom — 14.0%
3i Group PLC	5,130	129,125
abrdn PLC	11,339	21,424
Admiral Group PLC	1,092	31,558
Anglo American PLC	6,715	184,391
Ashtead Group PLC	2,316	140,448
Associated British Foods PLC	1,882	47,283
AstraZeneca PLC	8,341	1,125,072
Auto Trader Group PLC	4,893	36,766
Aviva PLC	14,575	68,986
BAE Systems PLC	16,150	196,252
Barclays PLC	82,087	158,217
Barratt Developments PLC	5,409	29,001
Berkeley Group Holdings PLC	623	31,112
BP PLC	93,559	603,075
British American Tobacco PLC	11,482	360,520
BT Group PLC	38,077	54,072
Bunzl PLC	1,861	66,277
Burberry Group PLC	2,050	47,509
Centrica PLC	29,109	54,751
CNH Industrial N.V.	5,354	64,996
Coca-Cola Europacific Partners PLC	1,134	71,031
Compass Group PLC	9,237	224,843
Croda International PLC	769	45,934
	Number of Shares	Value†

United Kingdom — (continued)
Diageo PLC	12,129	$447,173
Endeavour Mining PLC	1,062	20,501
Entain PLC	3,405	38,619
GSK PLC	22,122	400,271
Haleon PLC	30,358	125,837
Halma PLC	2,077	48,936
Hargreaves Lansdown PLC	2,149	20,211
HSBC Holdings PLC	106,158	830,728
Imperial Brands PLC	4,838	98,146
Informa PLC	7,588	69,290
InterContinental Hotels Group PLC	944	69,813
Intertek Group PLC	877	43,858
J. Sainsbury PLC	8,379	25,803
JD Sports Fashion PLC	12,768	23,193
Johnson Matthey PLC	879	17,402
Kingfisher PLC	10,488	28,471
Land Securities Group PLC	3,485	24,981
Legal & General Group PLC	31,357	84,612
Lloyds Banking Group PLC	350,377	188,291
London Stock Exchange Group PLC	2,304	230,921
M&G PLC	11,743	28,135
Melrose Industries PLC	7,190	40,986
Mondi PLC	2,643	44,090
National Grid PLC	19,967	238,792
NatWest Group PLC	30,926	88,466
Next PLC	660	58,536
Ocado Group PLC*	3,089	22,460
Pearson PLC	3,239	34,174
Persimmon PLC	1,547	20,260
Phoenix Group Holdings PLC	3,684	21,590
Reckitt Benckiser Group PLC	3,888	274,185
RELX PLC	6,467	218,196
RELX PLC	3,621	122,405
Rentokil Initial PLC	13,823	102,630
Rio Tinto PLC	6,084	382,030
Rolls-Royce Holdings PLC*	45,897	122,976
Schroders PLC	4,151	20,511
Segro PLC	6,202	54,231
Severn Trent PLC	1,298	37,454
Shell PLC	36,079	1,143,496
Smith & Nephew PLC	4,804	59,620
Smiths Group PLC	1,814	35,714
Spirax-Sarco Engineering PLC	418	48,385
SSE PLC	5,742	112,522
St. James's Place PLC	3,047	30,741
Standard Chartered PLC	12,680	116,625
Taylor Wimpey PLC	17,417	24,840
Tesco PLC	38,561	124,031
The Sage Group PLC	5,350	64,381
Unilever PLC	7,276	359,920
Unilever PLC	6,278	310,807
United Utilities Group PLC	3,526	40,743
Vodafone Group PLC	120,761	113,201
Whitbread PLC	1,086	45,713
Wise PLC, Class A*	3,518	29,338

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
WPP PLC	5,591	$49,812
		11,271,696
TOTAL COMMON STOCKS (Cost $61,065,360)		78,548,980

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	341	31,741
Dr. Ing. h.c. F. Porsche AG	628	58,923
Henkel AG & Co., KGaA	924	65,798
Porsche Automobil Holding S.E.	835	41,073
Sartorius AG	146	49,449
Volkswagen AG	1,088	125,011
TOTAL PREFERRED STOCKS (Cost $396,260)		371,995

SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $907,944)	907,944	907,944
TOTAL INVESTMENTS — 98.8% (Cost $62,369,564)		$79,828,919
Other Assets & Liabilities — 1.2%		948,962
TOTAL NET ASSETS — 100.0%		$80,777,881

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
ASA— Allmennaksjeselskap.
K.K.— Kabushiki Kaisha
KGaA— Kommanditgesellschaft auf Aktien.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
OYJ— Julkinen Osakeyhtiö.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
SpA— Società per Azioni.

Country Weightings as of 9/30/2023††
Japan	23%
United Kingdom	14
France	12
Switzerland	10
Germany	8
Australia	7
Netherlands	5
Other	21
Total	100%
††	% of total investments as of September 30, 2023.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.2%	$189,405
Aerospace & Defense	1.7	1,365,452
Agriculture	0.8	631,646
Airlines	0.1	109,887
Apparel	2.3	1,845,119
Auto Manufacturers	3.6	2,807,582
Auto Parts & Equipment	0.8	607,853
Banks	11.1	8,753,111
Beverages	2.0	1,566,840
Biotechnology	0.9	724,281
Building Materials	1.8	1,446,054
Chemicals	2.8	2,192,267
Commercial Services	2.5	1,990,879
Computers	1.0	784,127
Cosmetics & Personal Care	2.2	1,734,757
Distribution & Wholesale	1.5	1,209,741
Diversified	0.0	29,609
Diversified Financial Services	1.7	1,316,344
Electric	2.7	2,100,818
Electrical Components & Equipment	0.9	689,961
Electronics	1.6	1,269,616
Energy-Alternate Sources	0.2	124,084
Engineering & Construction	1.3	983,803
Entertainment	1.0	779,274
Environmental Control	0.0	20,879
Food	4.4	3,418,932
Food Service	0.4	274,464
Forest Products & Paper	0.3	227,636
Gas	0.3	266,344
Hand & Machine Tools	0.3	198,803
Healthcare Products	2.1	1,612,993
Healthcare Services	0.6	477,168
Holding Companies	0.1	55,178
Home Builders	0.4	311,913
Home Furnishings	1.0	748,473
Household Products & Wares	0.4	307,981
Insurance	5.1	4,038,491
Internet	0.9	707,106
Investment Companies	0.5	385,744
Iron & Steel	0.5	422,810
Leisure Time	0.2	117,446
Lodging	0.4	274,784
Machinery — Construction & Mining	1.2	963,903
Machinery — Diversified	1.9	1,517,958
Media	0.4	323,815

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Developed International Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Metal Fabricate/Hardware	0.2%	$142,615
Mining	2.8	2,220,189
Miscellaneous Manufacturing	1.1	825,401
Office & Business Equipment	0.2	178,526
Oil & Gas	4.8	3,779,172
Oil & Gas Services	0.0	25,671
Packaging and Containers	0.1	78,050
Pharmaceuticals	9.8	7,667,875
Pipelines	0.0	34,196
Private Equity	0.4	350,745
Real Estate	1.1	837,300
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Real Estate Investment Trusts	1.1%	$832,075
Retail	2.1	1,627,720
Semiconductors	3.3	2,608,336
Shipbuilding	0.0	20,607
Software	1.6	1,258,345
Telecommunications	3.0	2,331,973
Toys, Games & Hobbies	0.4	295,665
Transportation	1.7	1,327,738
Water	0.2	181,450
	100.0%	$78,548,980

Open forward foreign currency contracts held at September 30, 2023 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Swiss Franc	Deutsche Bank AG	12/14/23	(205,000)	0.90752	$(232,148)	$(225,891)	$6,257	$—
Sell	Euro	JPMorgan	12/14/23	(200,000)	0.94246	(215,536)	(212,211)	3,325	—
	Total							$9,582	$—
Futures contracts held by the Fund at September 30, 2023 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	MSCI EAFE Index	12/15/23	19	50	$2,042	$1,939,425	$—	$(50,625)
							$—	$(50,625)